REDEEMABLE CONVERTIBLE CUMULATIVE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
REDEEMABLE CONVERTIBLE CUMULATIVE PREFERRED STOCK [Abstract]
REDEEMABLE CONVERTIBLE CUMULATIVE PREFERRED STOCK

REDEEMABLE CONVERTIBLE CUMULATIVE PREFERRED STOCK

Series A

At September 30, 2013, and December 31, 2012, there were 6 shares of Series A Redeemable Convertible Cumulative 15% Preferred Stock outstanding. The shares are redeemable at the option of the Company at $27,500 per share plus accrued dividends or redeemable at the option of the holder upon a change of control event at $25,000 per share plus accrued dividends. A Change of Control event means a transfer of greater than fifty percent of the shares of common stock of the Company. The shares are convertible each into 25,200 common shares. Accrued dividends totaled $1,047,869 and $1,030,994 on September 30, 2013, and December 31, 2012, respectively. There was no Series A Preferred Shares activity during the nine months ended September 30, 2013. Annual dividends accrue at a rate of $3,750 per share.

Series B

At September 30, 2013, and December 31, 2012, there were 241 shares of Series B Redeemable Convertible Cumulative 10% Preferred Stock outstanding. The shares are redeemable at the option of the Company at $3,000 per share plus accrued dividends or redeemable at the option of the holder upon a Change of Control event at $2,500 per share plus accrued dividends. The shares are convertible each into 876 common shares. Accrued dividends totaled $1,899,450 and $1,854,281 on September 30, 2013, and December 31, 2012, respectively. There was no Series B Preferred Shares activity during the nine months ended September 30, 2013.  Annual dividends accrue at a rate of $250 per share.

13.

REDEEMABLE CONVERTIBLE CUMULATIVE PREFERRED STOCK

Series A

At December 31, 2012 and 2011 there were 6 shares of Series A Redeemable Convertible Cumulative 15% Preferred Stock outstanding. The shares are redeemable at the option of the Company at $27,500 per share plus accrued dividends or redeemable at the option of the holder upon a change of control event at $25,000 per share plus accrued dividends. A Change of Control ("CoC") event means a transfer of greater than fifty percent of the shares of common stock of the Company. The shares are convertible each into 24,000 common shares. Accrued dividends totaled $1,030,994 and $1,008,494 on December 31, 2012 and 2011 respectively.

Series B

At December 31, 2012 and 2011 there were 241 and 322 shares, respectively, of Series B Redeemable Convertible Cumulative 10% Preferred Stock outstanding. The shares are redeemable at the option of the Company at $3,000 per share plus accrued dividends or redeemable at the option of the holder upon a CoC event at $2,500 per share plus accrued dividends. The shares are convertible each into 835 common shares. Accrued dividends totaled $1,854,281 and $2,017,301 on December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, one holder converted one share of Series B preferred stock into 835 shares of common stock. In addition, in order to settle a dispute with a shareholder and former director, the Company issued 1,231,484 shares of common stock and the shareholder and former director converted his 80 Series B shares and accrued dividends.